Inventory (Details) - Schedule of Inventory Net Comprised - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Schedule of Inventory Net Comprised [Abstract]
Finished goods	$ 490,994	$ 628,187
Total, net	$ 490,994	$ 628,187